Fees Summary	Nov. 27, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,530,000
Previously Paid Amount	0.00
Total Fee Amount	234.24
Total Offset Amount	0.00
Net Fee	234.24
Narrative - Max Aggregate Offering Price	$ 1,530,000
Final Prospectus	true